Investment Securities (Schedule Of Investments Within The Available For Sale Portfolio That Had Unrealized Losses) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	$ 145,435
Less than 12 months, Unrealized Losses	(481)
12 months or longer, Fair Value	0
12 months or longer, Unrealized Losses	0
Total Fair Value	145,435
Total Unrealized Losses	(481)
Collateralized Mortgage Obligations [Member]
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	145,435
Less than 12 months, Unrealized Losses	(481)
12 months or longer, Fair Value	0
12 months or longer, Unrealized Losses	0
Total Fair Value	145,435
Total Unrealized Losses	$ (481)